INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Balance Sheet Impact of Investments (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	$ 73,899	$ 73,961
Total liabilities	(47,860)	(47,570)
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	67,997	52,969
Total liabilities	(39,918)	(31,731)
Net assets	$ 28,079	$ 21,238